Summary of Significant Accounting Policies and Basis of Accounting (Details 6) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Stock-based compensation expense
Total stock-based compensation	$ 2,079,351	$ 85,607	$ 99,853	$ 280,210
Research and development
Stock-based compensation expense
Total stock-based compensation			18,920	114,591
General and administrative
Stock-based compensation expense
Total stock-based compensation			$ 80,933	$ 165,619